Trading Property (Details 2) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of Trading Property [Line Items]
Total	₪ 492,619	$ 142,088	₪ 1,310,549	₪ 1,467,760
Freehold [Member]
Disclosure of Trading Property [Line Items]
Total	212,075		973,217
Leasehold [Member]
Disclosure of Trading Property [Line Items]
Total	₪ 280,544		₪ 337,332